Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepayments and Other Current Assets
Schedule of prepayments and other current assets

	December 31,	December 31,
	2023	2024
	RMB’000	RMB’000

Deposits	4,305	3,270
Prepayments of IT services	1,192	1,137
Prepayments of procurement costs	8,804	9,572
Others	1,729	3,192
Total	16,030	17,171